Fair Value Measurements (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	$ 15,069,942	$ 28,106,671	$ 30,118,882	$ 34,098,812
Restricted cash	521,408	142,235
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	15,069,942	28,106,671
Restricted cash	$ 521,408	$ 142,235